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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Paul J. Schupf - Paul J. Schupf Associates
                 ------------------------------------------
   Address:      27 Payne Street - P.O. BOX 179
                 ------------------------------------------
                 Hamilton, NY 13346
                 ------------------------------------------

                 ------------------------------------------

Form 13F File Number: 28-6302
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lee Woltman
         -------------------------------
Title:   Administrator
         -------------------------------
Phone:   315-824-1666
         -------------------------------

Signature, Place, and Date of Signing:
Lee Woltman                        Hamilton New York     13346
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28- 6302                    /s/ Lee Woltman
           ---------------          ------------------------------------
[Repeat as necessary.]


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                           --------------------

Form 13F Information Table Entry Total:                    50
                                                           --------------------

Form 13F Information Table Value Total:                   $886,551
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
     1         28-6302                      Lee Woltman
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

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                                       1

                            PAUL J. SCHUPF ASSOCIATES
                                    FORM 13F
                                 MARCH 31, 2000

                                                                                                                VOTING AUTHORITY
                                                                                                             -----------------------
                                                              VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Adobe Systems Inc                 COM              00724F101   215854  1937000 SH       SOLE                 1937000
America Online                    COM              02364J104     1082    16000 SH       SOLE                 16000
Amkor Technology                  COM              031652100    76901  1449250 SH       SOLE                 1449250
Applied Science & Tech            COM              038236105     3025   100000 SH       SOLE                 100000
Aztec Technology                  COM              05480L101     1169   146745 SH       SOLE                 146745
Bed Bath & Beyond                 COM              075896100     7584   192600 SH       SOLE                 192600
CareMatrix                        COM              141706101      456   347600 SH       SOLE                 347600
Carreker-Antinori                 COM              144433109    13492  1068700 SH       SOLE                 1068700
Charter Communications            COM              16117M107      907    63300 SH       SOLE                 63300
Chordiant Software                COM              170404107      325    20000 SH       SOLE                 20000
Compaq Computer                   COM              204493100     2782   104500 SH       SOLE                 104500
Diedrich Coffee                   COM              253675102     2380   793400 SH       SOLE                 793400
Digimarc                          COM              253807101     1188    27000 SH       SOLE                 27000
ECsoft Group                      COM              279240105     4549   252700 SH       SOLE                 252700
Genentech Inc.                    COM              368710406     2447    16100 SH       SOLE                 16100
General Motors                    COM              370442105      306     3700 SH       SOLE                 3700
HMT Technology                    COM              403917107      118    35500 SH       SOLE                 35500
Horizon Health Corp               COM              44041Y104     2259   410800 SH       SOLE                 410800
I GO                              COM              449592104     2307   321000 SH       SOLE                 321000
IBasis Inc                        COM              450732102     1887    45950 SH       SOLE                 45950
InVision Tech.                    COM              461851107      304    45900 SH       SOLE                 45900
Inacom Corp.                      COM              45323G109      746   271340 SH       SOLE                 271340
Innoveda                          COM              45769F102     4869   779100 SH       SOLE                 779100
Insilicon Corp                    COM              45769H108      460    29100 SH       SOLE                 29100
Integrated Information Systems    COM              45817B103     1288    59100 SH       SOLE                 59100
Intercept Group, Inc.             COM              45845L107     1105    42900 SH       SOLE                 42900
Internet Capital Group            COM              46059C106     1553    17200 SH       SOLE                 17200
Lucent                            COM              549463107      576     9500 SH       SOLE                 9500
MK Gold Co                        COM              55305P100       89   101500 SH       SOLE                 101500
MarchFirst                        COM              566244109      699    19600 SH       SOLE                 19600
Micron Technology                 COM              595112103   343048  2722600 SH       SOLE                 2722600
Microsoft Corp                    COM              594918104     1604    15100 SH       SOLE                 15100
National Semiconductor            COM              637640103     6062   100000 SH       SOLE                 100000
Navigant Int'l                    COM              63935R108      361    37996 SH       SOLE                 37996
Net Perceptions                   COM              64107U101     1060    28700 SH       SOLE                 28700
Novell                            COM              670006105   152133  5314700 SH       SOLE                 5314700
Pervasive Software                COM              715710109     6450   501000 SH       SOLE                 501000
Petrochina Company Limited        COM              71646E100     3288   200000 SH       SOLE                 200000
Priceline.com                     COM              741503106      387     5000 SH       SOLE                 5000
Quest Software Inc.               COM              74834T103     7805    69075 SH       SOLE                 69075
Sonera Corp                       COM              835433202     1294    19500 SH       SOLE                 19500
Systems Software                  COM              871839106       57    38325 SH       SOLE                 38325
ThreeDFX Interactive              COM              88553X103      187    15700 SH       SOLE                 15700
US Office Products                COM              912325305     1190   476132 SH       SOLE                 476132
Ubet                              COM              987413101     1748   399600 SH       SOLE                 399600
Ultra Par                         COM              90400P101      825    75000 SH       SOLE                 75000


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

                                             2

                                   PAUL J. SCHUPF ASSOCIATES
                                           FORM 13F
                                        MARCH 31, 2000
                                                                                                                VOTING AUTHORITY
                                                                                                             -----------------------
                                                            VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER
          NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Value America                 COM              92038N102      2043   628700 SH       SOLE                 628700
Varsitybooks.com              COM              922300108       551   140000 SH       SOLE                 140000
Inacom Conv Pr 6.75%                           92208Q208       938    95000 SH       SOLE                 95000
Superior TeleCom                               86836P202      2806    92563 SH       SOLE                 92563
REPORT SUMMARY                50 DATA RECORDS             $886,551            0 OTHER MANAGERS ON WHOSE BEHALF REPORT